Loss Per Share - Summary of Earnings Per Share, Basic and Diluted (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss	¥ (4,863,096)	¥ (2,731,985)	¥ (3,691,673)
Accretion on Preferred Shares to redemption value	0	(2,157,744)	(961,050)
Deemed contribution from repurchase of Preferred Shares	0	0	9,969
Net loss attributable to ordinary shareholders of XPeng Inc.	¥ (4,863,096)	¥ (4,889,729)	¥ (4,642,754)
Basic and diluted	1,642,906,400	754,270,914	349,450,580
Basic and diluted	¥ (2.96)	¥ (6.48)	¥ (13.29)